Group Statement of Changes in Equity - (Unaudited) - GBP (£) £ in Millions	Total	Issued capital [member]	Share Premium Capital Redemption And Merger Reserves	Other Reserves	Retained Earnings	Equity attributable to owners of parent [member]	Non-Controlling Interests
Beginning balance (Previously Stated) at Dec. 31, 2017	£ 60,943	£ 614	£ 26,602	£ (3,401)	£ 36,906	£ 60,721	£ 222
Total comprehensive income for the period, net of tax	4,041			975	2,977	3,952	89
Profit for the period	2,776				2,690	2,690	86
Other comprehensive income for the period, net of tax (page 24)	1,265			975	287	1,262	3
– value of employee services	64				64	64
– proceeds from shares issued	3		3			3
– ordinary shares	(2,224)				(2,224)	(2,224)
– to non-controlling interests	(93)						(93)
– held in employee share ownership trusts	(143)				(143)	(143)
Other movements	28				28	28
Ending balance at Jun. 30, 2018	62,619	614	26,605	(2,426)	37,608	62,401	218
Beginning balance (Previously Stated) at Dec. 31, 2017	60,943	614	26,602	(3,401)	36,906	60,721	222
Total comprehensive income for the period, net of tax	9,424			3,090	6,149	9,239	185
Profit for the period	6,210				6,032	6,032	178
Other comprehensive income for the period, net of tax (page 24)	3,214			3,090	117	3,207	7
Cash flow hedges reclassified and reported in total assets	(22)			(22)		(22)
– value of employee services	121				121	121
– proceeds from shares issued	4		4			4
– ordinary shares	(4,463)				(4,463)	(4,463)
– to non-controlling interests	(163)						(163)
– held in employee share ownership trusts	(139)				(139)	(139)
Non-controlling interests – acquisitions	(11)				(11)	(11)
Other movements	(6)				(6)	(6)
Ending balance at Dec. 31, 2018	65,688	614	26,606	(333)	38,557	65,444	244
Total comprehensive income for the period, net of tax	2,304			94	2,137	2,231	73
Profit for the period	2,894				2,814	2,814	80
Other comprehensive income for the period, net of tax (page 24)	(590)			94	(677)	(583)	(7)
Cash flow hedges reclassified and reported in total assets	(22)			(22)		(22)
– value of employee services	52				52	52
– proceeds from shares issued	1		1			1
– ordinary shares	(2,317)				(2,317)	(2,317)
– to non-controlling interests	(92)						(92)
– held in employee share ownership trusts	(117)				(117)	(117)
Other movements non-controlling interests	29						29
Other movements	10				10	10
Ending balance at Jun. 30, 2019	£ 65,536	£ 614	£ 26,607	£ (261)	£ 38,322	£ 65,282	£ 254